Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
April 30, 2022 - (Unaudited)
COMMON STOCKS — 96.75% Shares Fair Value
Communications — 2.42%
Gray Television, Inc. 8,834 $ 163,606
Consumer Discretionary — 14.65%
Asbury Automotive Group, Inc.
(a)
960 176,362
Boyd Gaming Corp. 2,929 177,439
Callaway Golf Co.
(a)
7,053 154,743
Madison Square Garden Entertainment Corp., Class A
(a)
2,659 194,771
Marriott Vacations Worldwide Corp. 1,034 154,407
OneSpaWorld Holdings Ltd.
(a)
13,252 133,050
990,772
Consumer Staples — 4.36%
Darling Ingredients, Inc.
(a)
2,646 194,190
Spectrum Brands Holdings, Inc. 1,184 100,723
294,913
Energy — 2.36%
PDC Energy, Inc. 2,288 159,565
Financials — 20.42%
Artisan Partners Asset Management, Inc., Class A 3,626 116,540
Banner Corp. 3,483 187,037
Cadence Bank 6,387 159,930
Horace Mann Educators Corp. 2,983 118,873
Independent Bank Corp. 2,335 180,169
Pacific Premier Bancorp, Inc. 4,356 136,604
SouthState Corp. 1,956 151,473
Stifel Financial Corp. 2,830 175,035
Synovus Financial Corp. 3,745 155,567
1,381,228
Health Care — 7.64%
Integer Holdings Corp.
(a)
2,240 168,381
Merit Medical Systems, Inc.
(a)
2,843 176,294
NuVasive , Inc.
(a)
3,349 172,273
516,948
Industrials — 20.58%
Allegiant Travel Co.
(a)
1,069 165,898
Brink's Co. (The) 2,945 173,607
Cactus, Inc., Class A 3,039 151,737
Enovis Corp.
(a)
1,806 117,155
Harsco Corp.
(a)
5,047 51,580
Hillenbrand, Inc. 2,559 104,458
MSA Safety, Inc. 1,323 159,673
Regal Rexnord Corp. 1,191 151,543
SPX Corp.
(a)
3,555 148,955
Zurn Water Solutions Corp. 5,382 168,026
1,392,632
Materials — 5.24%
Allegheny Technologies, Inc.
(a)
4,919 133,698

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
April 30, 2022 - (Unaudited)
COMMON STOCKS — 96.75% - (continued) Shares Fair Value
Materials — 5.24% - continued
Avient Corp. 4,480 $ 220,596
354,294
Real Estate — 8.64%
Corporate Office Properties Trust 7,253 193,583
Healthcare Realty Trust, Inc. 7,244 196,167
Physicians Realty Trust 11,377 195,002
584,752
Technology — 10.44%
FormFactor , Inc.
(a)
4,270 162,730
II-VI, Inc.
(a)
2,967 181,610
ManTech International Corp., Class A 2,369 190,325
MaxLinear , Inc.
(a)
3,584 171,566
706,231
Total Common Stocks (Cost $7,148,491) 6,544,941
MONEY MARKET FUNDS - 3.04%
First American Treasury Obligations Fund, Class X, 0.28%
(b)
205,991 205,991
Total Money Market Funds (Cost $205,991) 205,991
Total Investments — 99.79% (Cost $7,354,482) 6,750,932
Other Assets in Excess of Liabilities — 0.21% 14,285
NET ASSETS — 100.00% $ 6,765,217
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of April 30, 2022.